PROPERTY AND EQUIPMENT (Details - Estimated future depreciation expense of software) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
2025	$ 1,644,362	$ 2,192,484
2026	2,192,484	2,192,484
2027	2,192,484	2,192,484
Finite lived intangible assets	$ 9,043,996	9,592,118
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
2025		97,340
2026		58,672
2027
Finite lived intangible assets		$ 156,012